Equity (Details 1) - Outstanding warrants (Warrant, USD $)	6 Months Ended
Jun. 30, 2012
Warrant
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Outstanding at January 1, 2012	726,550
Granted and Issued	890,000
Expired/Cancelled	(70,000)
Outstanding and exercisable at June 30, 2012	1,546,550
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Outstanding at January 1, 2012	$ 2.21
Granted and Issued	$ 3.26
Expired/Cancelled	$ 3.00
Outstanding and exercisable at June 30, 2012	$ 2.79
Outstanding and exercisable at June 30, 2012	2 years 2 months
Outstanding and exercisable at June 30, 2012	$ 426,300